UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Presima Inc.
Address: 1000, place Jean-Paul-Riopelle
         Centre CDP Capital
         Montreal, Quebec, Canada  H2Z 2B6

13F File Number:  28-12496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jean-Guy Talbot
Title:     President
Phone:     514-673-1380

Signature, Place, and Date of Signing:

     /s/ Jean-Guy Talbot     Montreal, Quebec, Canada     November 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     7

Form13F Information Table Value Total:     $184,157 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALEXANDRIA REAL ESTATE EQ IN   COM              015271109    42920   445880 SH       SOLE                   445880        0        0
GENERAL GROWTH PPTYS INC       COM              370021107    38316   714580 SH       SOLE                   714580        0        0
HIGHWOODS PPTYS INC            COM              431284108     6876   187500 SH       SOLE                   187500        0        0
HOST HOTELS & RESORTS INC      COM              44107P104    22345   995750 SH       SOLE                   995750        0        0
MERUELO MADDUX PROPERTIES IN   COM              590473104     4820   815600 SH       SOLE                   815600        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    40486   404860 SH       SOLE                   404860        0        0
VENTAS INC                     COM              92276F100    28394   685850 SH       SOLE                   685850        0        0